Derivative Financial Instruments - Summary of Derivatives (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	£ 296	£ 290
Liabilities	424	395
Derivative financial assets, Current	186	181
Derivative financial assets, Non-current	110	109
Assets, Derivatives - in respect of net debt	184	147
Assets, Derivatives - other	112	143
Derivative financial liabilities, Current	156	189
Derivative financial liabilities, Non-current	268	206
Liabilities, Derivatives - in respect of net debt	297	317
Liabilities, Derivatives - other	127	78
Net debt	31,253	34,640	£ 39,281
Derivatives in respect of net debt
Disclosure Of Derivative Financial Instruments [Line Items]
Net debt	113	170	£ 167
interest rate swaps
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	11	10
Liabilities	270	187
– cross-currency swaps
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	100	115
Liabilities	16	13
– forward foreign currency contracts
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	185	165
Liabilities	131	195
– embedded derivative relating to associates
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	0	0
Liabilities	7	0
Fair value hedges | interest rate swaps
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	11	10
Liabilities	270	187
Fair value hedges | – cross-currency swaps
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	19	18
Liabilities	0	0
Cash flow hedges
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	152	144
Liabilities	49	68
Cash flow hedges | – cross-currency swaps
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	81	97
Liabilities	16	13
Cash flow hedges | – forward foreign currency contracts
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	71	48
Liabilities	33	55
Net investment hedges | – forward foreign currency contracts
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	35	81
Liabilities	67	9
Held-for-trading | – forward foreign currency contracts
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	79	36
Liabilities	£ 31	£ 131